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December 21, 2001


VIA ELECTRONIC TRANSMISSION
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Securities and Exchange Commission
450 5th Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re: Frank Russell Investment Company -- Post Effective Amendment No. 55 Under the 1933 Act and Amendment No. 55 Under the 1940 Act
      File No. 2-71299, 1933 Act; File No. 811-3153, 1940 Act

Ladies and Gentlemen:

I serve as Legal Counsel to Frank Russell Investment Company (the "Registrant). I also serve as an officer of the Registrant.

As Legal Counsel, I have reviewed the Registrant's Post-Effective Amendment No. 55 to its Registration Statement. I hereby certify that the form of prospectuses, prospectus supplements and statements of additional information which would have been filed pursuant to Paragraph (c) of Rule 497 do not differ from that contained in the Post-Effective Amendment No. 55 and are therefore eligible for filing pursuant to Paragraph (j) of Rule 497. I further certify that the text of Post-Effective Amendment No. 55 was filed electronically with the Securities and Exchange Commission under Paragraph (b) of Rule 485 of the Securities Act of 1933 on December 20, 2001.

Sincerely,

/s/ Mary Beth Rhoden

Mary Beth Rhoden
Staff Counsel